Interests in Other Entities - Disclosure of Key Assumptions in Calculating VIU for Investments (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Santander UK plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	5.00%	5.00%
Increase in discount rate	1.00%	1.00%
Decrease in GDP growth rate	(0.10%)	(0.10%)
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ 0	£ 109
Value in use estimate, impairment increase sensitivity for discount rate adjustment	381	637
Value in use estimate, impairment increase sensitivity for GDP growth rate adjustment	£ 0	£ 0
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	5.00%	5.00%
Increase in discount rate	1.00%	1.00%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ 0	£ 0
Value in use estimate, impairment increase sensitivity for discount rate adjustment	£ 0	£ 5